Fair Values of Assets and Liabilities (Fair value option-changes in fair value) (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgages Held For Sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ (12,711)	$ 4,284	$ 13,842
Automobile Loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	(360)	(1,231)	(6,577)
Fair Value, Option, Credit Risk, Gains (Losses) on Assets	2,207	2,749	6,610
Securitization Trust Notes Payable
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ 0	$ (2,023)	$ (7,731)